UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

      /s/ David Rasiel     New York, NY     July 15, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $1,832,457 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103   141495  3080000 SH       SOLE                  3080000        0        0
BALL CORP                      COM              058498106    26400   553000 SH       SOLE                   553000        0        0
BERKLEY W R CORP               COM              084423102    35837  1483300 SH       SOLE                  1483300        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    92012  4371100 SH       SOLE                  4371100        0        0
DOLLAR TREE INC                COM              256746108    12491   382100 SH       SOLE                   382100        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    27274  1300000 SH       SOLE                  1300000        0        0
FASTENAL CO                    COM              311900104    64628  1497400 SH       SOLE                  1497400        0        0
FIRSTENERGY CORP               COM              337932107    30067   365200 SH       SOLE                   365200        0        0
FISERV INC                     COM              337738108    52157  1149600 SH       SOLE                  1149600        0        0
INTEL CORP                     COM              458140100    11384   530000 SH       SOLE                   530000        0        0
JOHNSON CTLS INC               COM              478366107    33194  1157400 SH       SOLE                  1157400        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    16948   243400 SH       SOLE                   243400        0        0
LOCKHEED MARTIN CORP           COM              539830109   178673  1811000 SH       SOLE                  1811000        0        0
MARKEL CORP                    COM              570535104     5615    15300 SH       SOLE                    15300        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    31983   677600 SH       SOLE                   677600        0        0
MEDTRONIC INC                  COM              585055106   168188  3250000 SH       SOLE                  3250000        0        0
MENS WEARHOUSE INC             COM              587118100    25240  1549400 SH       SOLE                  1549400        0        0
NOKIA CORP                     SPONSORED ADR    654902204     6125   250000 SH       SOLE                   250000        0        0
ORACLE CORP                    COM              68389X105    94080  4480000 SH       SOLE                  4480000        0        0
PARKER HANNIFIN CORP           COM              701094104    89467  1254450 SH       SOLE                  1254450        0        0
RAYTHEON CO                    COM NEW          755111507    85827  1525000 SH       SOLE                  1525000        0        0
RLI CORP                       COM              749607107    26457   534800 SH       SOLE                   534800        0        0
SMITH INTL INC                 COM              832110100   292636  3519800 SH       SOLE                  3519800        0        0
SONIC CORP                     COM              835451105    24239  1637800 SH       SOLE                  1637800        0        0
STANCORP FINL GROUP INC        COM              852891100    47185  1004800 SH       SOLE                  1004800        0        0
STRAYER ED INC                 COM              863236105    57076   273000 SH       SOLE                   273000        0        0
STRYKER CORP                   COM              863667101    52536   835500 SH       SOLE                   835500        0        0
TRAVELERS COMPANIES INC        COM              89417E109     9982   230000 SH       SOLE                   230000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8269   315000 SH       SOLE                   315000        0        0
WACHOVIA CORP NEW              COM              929903102    12890   830000 SH       SOLE                   830000        0        0
WELLPOINT INC                  COM              94973V107    72102  1512844 SH       SOLE                  1512844        0        0